Note 8 - Goodwill and Other Intangible Assets (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Amortization of Intangible Assets, Total	¥ 365,459	¥ 380,495
Goodwill, Impairment Loss	¥ 0	0	¥ 0
Trademarks [Member]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		¥ 81,000